Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	INX Ltd
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	13,639,451
Amendment Flag	true
Amendment Description	INX Limited (the “Company”) is filing this Amendment No. 2 on Form 20-F (this “Amendment”) to furnish the financial statements of the Company for the fiscal year ended December 31, 2020 formatted in eXtensible Business Reporting Language (“XBRL”). In accordance with the policy of the Securities and Exchange Commission (the “Commission”) stated in Release No. 33-9002, we are filing this Form 20-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 20-F, as filed with the Commission on April 29, 2021.
Entity Central Index Key	0001725882
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	333-233363
Entity Incorporation, State or Country Code	J1
Entity Interactive Data Current	Yes